LIENS, COMMITMENTS AND CONTINGENCIES (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
March 1, 2024 [Member]
IfrsStatementLineItems [Line Items]
Monthly lease payments	$ 11,000
Annual lease payments	132,000
June 30, 2022 [Member]
IfrsStatementLineItems [Line Items]
Monthly lease payments	3,500
Annual lease payments	$ 45,000